Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2017	Dec. 31, 2016
Preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred shares, shares authorized (in shares)	20,000,000	20,000,000
Preferred shares, shares issued (in shares)	35,943	35,505
Preferred shares, shares outstanding (in shares)	35,943	35,505
Common stock, par value (in dollars per share)	$ 0.03	$ 0.03
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	11,177,892	10,876,112
Common stock, shares outstanding (in shares)	11,177,892	10,876,112